Related Party Transactions	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Related Party Transactions
NOTE 27:  RELATED PARTY TRANSACTIONS
Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Bank’s related parties include key management personnel, their close family members and their related entities, subsidiaries, associates, joint ventures, and post-employment benefit plans for the Bank’s employees.
TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL, THEIR CLOSE FAMILY MEMBERS, AND THEIR RELATED ENTITIES
Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Bank, directly or indirectly. The Bank considers certain of its officers and directors to be key management personnel. The Bank makes loans to its key management personnel, their close family members, and their related entities on market terms and conditions with the exception of banking products and services for key management personnel, which are subject to approved policy guidelines that govern all employees.
As at October 31, 2023, $105 million (October 31, 2022 – $112 million) of related party loans were outstanding from key management personnel, their close family members, and their related entities.

This amount also includes balances from certain retired key management personnel.
COMPENSATION
The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Short-term employee benefits	$33	$40
Post-employment benefits	1	1

Share-based payments	38	40
Total	$72	$81
In addition, the Bank offers deferred share and other plans to non-employee
directors, executives, and certain other key employees. Refer to Note 22 for further details.
In the ordinary course of business, the Bank also provides various banking services to associated and other related corporations on terms similar to those offered to non-related
parties.

TRANSACTIONS WITH SUBSIDIARIES, SCHWAB, AND SYMCOR INC.
Transactions between the Bank and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions.
Transactions between the Bank, Schwab, and Symcor Inc. (Symcor) also qualify as related party transactions. There were no significant transactions between the Bank, Schwab, and Symcor during the year ended October 31, 2023, other than as described in the following sections and in Note 12.
i) TRANSACTIONS WITH SCHWAB
A description of significant transactions between the Bank and its affiliates with Schwab is set forth below.
Insured Deposit Account Agreement

On November 25, 2019, the Bank and Schwab signed the 2019 Schwab IDA Agreement, with an initial expiration date of July 1, 2031. Under the 2019 Schwab IDA Agreement, starting July 1, 2021, Schwab had the option to reduce the deposits by up to US$10 billion per year (subject to certain limitations and adjustments), with a floor of US$50 billion. In addition, Schwab requested some further operational flexibility to allow for the sweep deposit balances to fluctuate over time, under certain conditions and subject to certain limitations.
On May 4, 2023, the Bank and Schwab entered into the 2023 Schwab IDA Agreement, which replaced the 2019 Schwab IDA Agreement. Pursuant to the 2023 Schwab IDA Agreement, the Bank continues to make sweep deposit accounts available to clients of Schwab. Schwab designates a portion of the deposits with the Bank as FROA. Remaining deposits over the minimum level of FROA are designated as floating-rate obligations. In comparison to the 2019 Schwab IDA Agreement, the 2023 Schwab IDA Agreement extends the initial expiration date by three years to July 1, 2034 and provides for lower deposit balances in its first six years, followed by higher balances in the later years. Specifically, until September 2025, the aggregate FROA will serve as the floor. Thereafter, the floor will be set at US$60 billion. In addition, Schwab has the option to buy down up to $6.8 billion (US$5 billion) of FROA by paying the Bank certain fees in accordance with the 2023 Schwab IDA Agreement, subject to certain limits.
During

the year ended October 31, 2023, Schwab exercised its option to buy down $6.1 billion (US$4.5 billion) of FROA and paid $305 million (US$227 million) in termination fees to the Bank in accordance with the 2023 Schwab IDA Agreement
.

The fees
a
re intended to
compensate the Bank for losses incurred this year from discontinuing certain hedging relationships, as well as for lost revenues. The net impact is recorded in net interest income.
As at October 31, 2023, deposits under the Schwab IDA Agreement were $133 billion (US$96 billion) (October 31, 2022 – $174 billion (US$128 billion)). The Bank paid fees, net of the termination fees received from Schwab, of $932 million during the year ended October 31, 2023 (October 31, 2022 – $1.7 billion) to Schwab related to sweep deposit accounts. The amount paid by the Bank is based on the average insured deposit balance of $147 billion for the year ended October 31, 2023 (October 31, 2022 – $182 billion) and yields based on agreed upon market benchmarks, less the actual interest paid to clients of Schwab.
As at October 31, 2023, amounts receivable from Schwab were $38 million (October 31, 2022 – $31 million). As at October 31, 2023, amounts payable to Schwab were $24 million (October 31, 2022 – $152 million).
ii) TRANSACTIONS WITH SYMCOR
The Bank has
one-third
ownership in Symcor, a Canadian provider of business process outsourcing services offering a diverse portfolio of integrated solutions in item processing, statement processing and production, and cash management services. The Bank accounts for Symcor’s results using the equity method of accounting. During the year ended October 31, 2023, the Bank paid $81 million (October 31, 2022 – $77 million) for these services. As at October 31, 2023, the amount payable to Symcor was $12 million (October 31, 2022 – $12 million).
The Bank and two other shareholder banks have also provided a $100 million unsecured loan facility to Symcor which was undrawn as at October 31, 2023, and October 31, 2022.